Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2019 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.5%
Aerospace & Defense—1.0%
$5,315	TransDigm, Inc., 6.50%, 5/15/25	$5,295,069
1,320	Triumph Group, Inc., 7.75%, 8/15/25	1,280,400

		6,575,469

Auto Components—0.7%
1,270	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)	1,263,650
1,875	Goodyear Tire & Rubber Co., 5.00%, 5/31/26	1,729,687
1,770	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)	1,765,575

		4,758,912

Auto Manufacturers—1.1%
4,685	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	4,813,931
2,485	Tesla, Inc., 5.30%, 8/15/25 (a)(b)	2,034,644

		6,848,575

Chemicals—2.2%
4,630	Chemours Co., 6.625%, 5/15/23	4,630,000
3,640	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	3,658,200
1,465	Olin Corp., 5.00%, 2/1/30	1,415,556
4,750	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	4,476,875

		14,180,631

Commercial Services—1.2%
5,974	Cenveo Corp., 6.00%, 5/15/24 (cost—$7,474,453; purchased 3/22/12) (a)(b)(d)(e)(g)(j)	328,570
1,975	Hertz Corp., 7.625%, 6/1/22 (a)(b)	2,007,094
2,210	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	2,392,325
	United Rentals North America, Inc.,
1,830	5.25%, 1/15/30	1,797,975
1,270	5.50%, 7/15/25	1,301,750

		7,827,714

Computers—1.5%
4,006	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	4,005,652
5,520	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,416,500

		9,422,152

Containers & Packaging—0.2%
1,200	Berry Global Escrow Corp., 5.625%, 7/15/27 (a)(b)(c)	1,212,000

Distribution/Wholesale—0.6%
4,110	H&E Equipment Services, Inc., 5.625%, 9/1/25	4,092,532

Diversified Financial Services—3.5%
13,760	CCF Holdings LLC, PIK 10.75%, 10.75%, 12/15/23 (a)(b)(e)(g)	4,953,724
6,000	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$6,000,000; purchased 9/6/18) (a)(b)(j)	6,007,500
	Navient Corp.,
1,690	6.75%, 6/15/26	1,702,675
3,370	7.25%, 9/25/23	3,550,127
	Springleaf Finance Corp.,
1,660	6.625%, 1/15/28	1,684,933
3,865	8.25%, 10/1/23	4,357,787

		22,256,746

Electrical Equipment—0.3%
1,730	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)	1,807,850

Engineering & Construction—0.9%
2,165	AECOM, 5.125%, 3/15/27	2,136,584
3,900	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	3,773,250

		5,909,834

Entertainment—1.5%
3,810	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,357,563
2,505	Eldorado Resorts, Inc., 6.00%, 9/15/26	2,588,517
1,810	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	1,869,956
1,945	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	2,005,781

		9,821,817

Food & Beverage—0.2%
1,165	Albertsons Cos. LLC, 7.50%, 3/15/26 (a)(b)	1,223,250

Healthcare-Products—0.6%
1,385	Avantor, Inc., 9.00%, 10/1/25 (a)(b)	1,528,694
2,470	Mallinckrodt International Finance S.A., 5.75%, 8/1/22 (a)(b)	2,024,659

		3,553,353

Healthcare-Services—2.4%
1,880	Centene Corp., 5.375%, 6/1/26 (a)(b)	1,954,636
2,165	Community Health Systems, Inc., 6.25%, 3/31/23	2,069,632
4,125	DaVita, Inc., 5.125%, 7/15/24	4,030,950
1,325	Encompass Health Corp., 5.75%, 11/1/24	1,336,925
2,750	HCA, Inc., 7.50%, 2/15/22	3,018,125
2,750	Tenet Healthcare Corp., 7.00%, 8/1/25	2,713,232

		15,123,500

Insurance—0.5%
3,320	Prudential Financial, Inc., 5.70%, 9/15/48 (converts to FRN on 9/15/28)	3,429,987

Internet—0.4%
1,005	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)	1,015,050
1,755	Netflix, Inc., 5.375%, 11/15/29 (a)(b)	1,785,713

		2,800,763

Iron/Steel—0.2%
1,330	United States Steel Corp., 6.875%, 8/15/25	1,153,775

Lodging—0.7%
1,325	MGM Resorts International, 5.50%, 4/15/27	1,340,734
1,000	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)	1,020,000
2,280	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,240,100

		4,600,834

Machinery-Construction & Mining—0.6%
3,585	Terex Corp., 5.625%, 2/1/25 (a)(b)	3,513,300

Media—2.5%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	5,812,975
	CSC Holdings LLC (a)(b),
1,705	7.50%, 4/1/28	1,824,350
2,325	7.75%, 7/15/25	2,479,031
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,931,082
3,589	LiveStyle, Inc., 9.625%, 2/1/19 (cost—$3,586,663; purchased 5/7/14-2/26/15) (a)(b)(d)(e)(g)(j)(l)	4
2,150	Meredith Corp., 6.875%, 2/1/26	2,225,035
995	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)	991,269

		16,263,746

Metal Fabricate/Hardware—0.5%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27	2,883,500

Mining—1.5%
865	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (a)(b)	871,488
3,365	Constellium NV, 6.625%, 3/1/25 (a)(b)	3,423,887
1,915	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	1,910,213
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,218,703

		9,424,291

Miscellaneous Manufacturing—0.1%
945	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	892,434

Oil, Gas & Consumable Fuels—2.2%
1,420	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,318,825
2,500	Chesapeake Energy Corp., 8.00%, 1/15/25	2,312,500
	Ensco Rowan PLC,
450	5.20%, 3/15/25	313,875
3,565	7.75%, 2/1/26	2,664,837
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,663,059
2,430	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	2,281,163
1,750	USA Compression Partners L.P., 6.875%, 9/1/27 (a)(b)	1,795,938

		14,350,197

Paper & Forest Products—0.2%
1,360	Mercer International, Inc., 7.375%, 1/15/25 (a)(b)	1,431,400

Pharmaceuticals—1.2%
1,235	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)	1,299,455
	Bausch Health Cos., Inc. (a)(b),
1,365	6.125%, 4/15/25	1,338,382
500	7.00%, 3/15/24	523,437
1,280	7.25%, 5/30/29	1,274,714
1,755	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,360,125
2,096	Horizon Pharma USA, Inc., 6.625%, 5/1/23	2,147,090

		7,943,203

Pipelines—0.7%
1,265	DCP Midstream Operating L.P., 5.125%, 5/15/29	1,277,650
1,205	NGL Energy Partners L.P., 7.50%, 4/15/26 (a)(b)	1,226,087
	Targa Resources Partners L.P. (a)(b),
750	6.50%, 7/15/27	782,963
815	6.875%, 1/15/29	870,779

		4,157,479

Real Estate—0.7%
4,205	Kennedy-Wilson, Inc., 5.875%, 4/1/24	4,205,589

Retail—1.2%
4,820	Conn’s, Inc., 7.25%, 7/15/22	4,886,275
1,170	L Brands, Inc., 6.875%, 11/1/35	1,023,750
1,805	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)	1,800,487

		7,710,512

Semiconductors—0.3%
1,780	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)	1,708,800

Software—1.3%
3,850	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	4,008,812
1,780	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)	1,810,100
685	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	597,663
1,770	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)	1,786,948

		8,203,523

Telecommunications—4.5%
1,735	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y	1,856,450
3,560	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	3,070,500
7,130	Consolidated Communications, Inc., 6.50%, 10/1/22	6,589,310
3,295	Frontier Communications Corp., 10.50%, 9/15/22	2,401,297
2,500	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	2,112,500
	Hughes Satellite Systems Corp.,
1,130	6.625%, 8/1/26	1,130,000
3,500	7.625%, 6/15/21	3,722,075
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,327,677
1,425	Sprint Corp., 7.625%, 3/1/26	1,513,172

		28,722,981

Transportation—0.3%
2,060	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	2,097,080

	Total Corporate Bonds & Notes (cost—$262,730,973)	240,107,729

CONVERTIBLE BONDS & NOTES—33.9%
Agriculture—0.7%
4,335	Vector Group Ltd., 3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20 (i)	4,433,615

Airlines—0.5%
3,445	GOL Equity Finance S.A., 3.75%, 7/15/24 (a)(b)	3,394,918

Apparel & Textiles—0.4%
11,140	Iconix Brand Group, Inc., 5.75%, 8/15/23	2,855,182

Biotechnology—1.2%
7,260	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	6,673,587
1,355	Verastem, Inc., 5.00%, 11/1/48	713,585

		7,387,172

Building Materials—1.4%
3,225	Cemex S.A.B de C.V., 3.72%, 3/15/20	3,221,151
6,680	Patrick Industries, Inc., 1.00%, 2/1/23	5,805,255

		9,026,406

Commercial Services—1.8%
7,960	Huron Consulting Group, Inc., 1.25%, 10/1/19	7,922,286
4,310	Macquarie Infrastructure Corp., 2.00%, 10/1/23	3,808,981

		11,731,267

Computers—1.3%
850	Lumentum Holdings, Inc., 0.25%, 3/15/24	860,625
8,865	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	7,604,033

		8,464,658

Diversified Financial Services—2.5%
7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	7,040,355
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,945,702

		15,986,057

Electronic Equipment, Instruments & Components—1.2%
	SunPower Corp.,
2,365	0.875%, 6/1/21	2,030,944
7,095	4.00%, 1/15/23	5,928,759

		7,959,703

Electronics—1.0%
5,955	OSI Systems, Inc., 1.25%, 9/1/22	6,700,083

Energy-Alternate Sources—2.9%
1,505	Green Plains, Inc., 4.125%, 9/1/22	1,371,507
5,160	Pattern Energy Group, Inc., 4.00%, 7/15/20	5,153,916
12,690	Tesla Energy Operations, Inc., 1.625%, 11/1/19	11,870,395

		18,395,818

Engineering & Construction—0.6%
4,125	Tutor Perini Corp., 2.875%, 6/15/21	3,916,172

Equity Real Estate Investment Trusts (REITs)—1.4%
3,025	Two Harbors Investment Corp., 6.25%, 1/15/22	3,038,421
5,810	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	5,656,178

		8,694,599

Insurance—2.6%
8,605	AXA S.A., 7.25%, 5/15/21 (a)(b)	8,743,326
6,005	MGIC Investment Corp., 9.00%, 4/1/63 (a)(b)	7,914,050

		16,657,376

Internet—0.1%
430	Boingo Wireless, Inc., 1.00%, 10/1/23 (a)(b)	365,834

Investment Companies—1.1%
7,205	Prospect Capital Corp., 6.375%, 3/1/25	7,313,075

Oil, Gas & Consumable Fuels—2.2%
4,905	Chesapeake Energy Corp., 5.50%, 9/15/26	3,985,312
2,030	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	1,542,989
1,720	Nabors Industries, Inc., 0.75%, 1/15/24	1,185,527
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	7,304,128

		14,017,956

Pharmaceuticals—2.2%
9,210	Dermira, Inc., 3.00%, 5/15/22	7,995,431
7,445	Tilray, Inc., 5.00%, 10/1/23 (a)(b)	6,211,809

		14,207,240

Pipelines—2.3%
18,700	Cheniere Energy, Inc., 4.25%, 3/15/45	14,492,500

Semiconductors—0.6%
1,080	Synaptics, Inc., 0.50%, 6/15/22	952,327
2,970	Veeco Instruments, Inc., 2.70%, 1/15/23	2,580,336

		3,532,663

Software—3.4%
4,400	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	3,940,216
11,915	Avid Technology, Inc., 2.00%, 6/15/20	11,706,487
2,130	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	2,276,575
860	Evolent Health, Inc., 1.50%, 10/15/25 (a)(b)	623,091
3,015	Synchronoss Technologies, Inc., 0.75%, 8/15/19	3,004,187

		21,550,556

Telecommunications—1.5%
5,735	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	5,178,422
5,985	Infinera Corp., 2.125%, 9/1/24	4,166,322

		9,344,744

Transportation—1.0%
3,440	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,390,550
3,555	Teekay Corp., 5.00%, 1/15/23	2,826,225

		6,216,775

	Total Convertible Bonds & Notes (cost—$223,510,737)	216,644,369

Shares
CONVERTIBLE PREFERRED STOCK—24.0%
Banks—4.6%
9,140	Bank of America Corp., 7.25%, Ser. L (f)	12,157,205
12,835	Wells Fargo & Co., 7.50%, Ser. L (f)	17,006,375

		29,163,580

Chemicals—0.5%
63,645	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,302,539

Diversified Financial Services—0.9%
124,400	AMG Capital Trust II, 5.15%, 10/15/37	5,887,875

Electric Utilities—4.6%
83,335	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	4,166,750
100,570	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	4,972,181
111,635	NextEra Energy, Inc., 6.123%, 9/1/19	7,028,540
121,195	Sempra Energy, 6.00%, 1/15/21, Ser. A	13,200,559

		29,368,030

Electronic Equipment, Instruments & Components—0.8%
76,780	Belden, Inc., 6.75%, 7/15/19	5,313,176

Electronics—1.2%
7,625	Fortive Corp., 5.00%, 7/1/21, Ser. A	7,529,769

Equity Real Estate Investment Trusts (REITs)—3.7%
5,650	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	6,685,850
43,045	QTS Realty Trust, Inc., 6.50%, Ser. B (f)	4,784,021
476,235	RLJ Lodging Trust, 1.95%, Ser. A (f)	12,282,101

		23,751,972

Gas Utilities—0.3%
44,530	South Jersey Industries, Inc., 7.25%, 4/15/21	2,267,022

Hand/Machine Tools—1.3%
85,590	Stanley Black & Decker, Inc., 5.375%, 5/15/20	8,037,757

Healthcare-Products—2.6%
35,390	Avantor, Inc., 6.25%, 5/15/22, Ser. A	2,171,531
214,580	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	12,498,212
2,065	Danaher Corp., 4.75%, 4/15/22, Ser. A	2,174,321

		16,844,064

Insurance—2.0%
120,100	Assurant, Inc., 6.50%, 3/15/21, Ser. D	12,785,846

Oil, Gas & Consumable Fuels—0.2%
51,395	Nabors Industries Ltd., 6.00%, 5/1/21	1,030,984

Real Estate—1.3%
309,935	Ready Capital Corp., 7.00%, 8/15/23	8,132,694

	Total Convertible Preferred Stock (cost—$143,714,332)	153,415,308

PREFERRED STOCK (a)(e)(g)(l)—1.3%
Media—1.3%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B (h)(k)	7,657,200
5,000	LiveStyle, Inc., Ser. B (k)	50

	Total Preferred Stock (cost—$12,855,447)	8,140,772

COMMON STOCK (e)(g)(k)—0.0%
Aerospace & Defense—0.0%
6,354	Erickson, Inc. (a)	152,115

Banks—0.0%
42,233	CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (j)	4
21,429	CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (h)(j)	2

		6

Media—0.0%
90,407	LiveStyle, Inc. (a)(h)(l)	9

	Total Common Stock (cost—$5,471,183)	152,130

Units
WARRANTS (e)(g)(k)—0.0%
Advertising—0.0%
12,009	Affinion Group Holdings, Inc., expires 4/1/24 (cost—$2,371,020; purchased 4/10/19) (j)	92,348

Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(l)	2

	Total Warrants (cost—$2,371,020)	92,350

Principal Amount (000s)
Repurchase Agreements—3.3%
$21,054	State Street Bank and Trust Co., dated 5/31/19, 0.50%, due 6/3/19, proceeds $21,054,877; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 4/15/22, valued at $21,478,823 including accrued interest (cost—$21,054,000)	21,054,000

	Total Investments (cost-$671,707,692) (m)—100.0%	$639,606,658

	Liabilities in excess of other assets	(38,835)
	Preferred Shares	(271,525,000)

	Net Assets Applicable to Common Shareholders	$368,042,823

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $172,357,793, representing 26.9% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $164,064,895, representing 25.7% of total investments.

(c)	When-issued or delayed-delivery. To be settled/delivered after May 31, 2019.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $13,667,550, representing 2.1% of total investments.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	Level 3 security.

(h)	Affiliated security.

(i)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(j)	Restricted. The aggregate cost of such securities is $19,432,136. The aggregate value is $6,428,428, representing 1.0% of total investments.

(k)	Non-income producing.

(l)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.3% of total investments.

(m)

At May 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $675,482,773. Gross unrealized appreciation was $25,539,443; gross unrealized depreciation was $61,412,558; and net unrealized depreciation was $35,873,115. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund’s generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/19
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$7,499,144	$328,570	$7,827,714
Diversified Financial Services	—	17,303,022	4,953,724	22,256,746
Media	—	16,263,742	4	16,263,746
All Other	—	193,759,523	—	193,759,523
Convertible Bonds & Notes	—	216,644,369	—	216,644,369
Convertible Preferred Stock:
Diversified Financial Services	—	5,887,875	—	5,887,875
Electronics	—	7,529,769	—	7,529,769
Equity Real Estate Investment Trusts (REITs)	$17,066,122	6,685,850	—	23,751,972
Hand/Machine Tools	—	8,037,757	—	8,037,757
Healthcare-Products	4,345,852	12,498,212	—	16,844,064
All Other	91,363,871	—	—	91,363,871
Preferred Stock	—	—	8,140,772	8,140,772
Common Stock	—	—	152,130	152,130
Warrants	—	—	92,350	92,350
Repurchase Agreements	—	21,054,000	—	21,054,000

Totals	$112,775,845	$513,163,263	$13,667,550	$639,606,658

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2019, was as follows:

	Beginning Balance 2/28/19	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/19
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$328,570	$—		$—		$—	$—	$—	$—	$—	$328,570
Diversified Financial Services	6,707,363	—		—		20,538	—	(1,774,177)	—	—	4,953,724
Media	4	—		—		—	—	—	—	—	4
Preferred Stock:
Media	8,140,772	—		—		—	—	—	—	—	8,140,772
Common Stock:
Advertising	703,341	—		(2,371,020	)†	—	—	1,667,679	—	—	—
Aerospace & Defense	164,315	—		—		—	—	(12,200)	—	—	152,115
Banks	6	—		—		—	—	—	—	—	6
Media	9	—		—		—	—	—	—	—	9
Warrants:
Advertising	—	2,371,020	†	—		—	—	(2,278,672)	—	—	92,348
Media	2	—		—		—	—	—	—	—	2

Totals	$16,044,382	$2,371,020		$(2,371,020)		$20,538	$—	$(2,397,370)	$—	$—	$13,667,550

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

†	Issued or removed via corporate action.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2019:

	Ending Balance at 5/31/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities—Assets
Corporate Bonds & Notes Diversified Financial Services	$4,953,724	Market and Company Comparables	Implied Price	$36.00
Preferred Stock	$8,140,772	Market and Company Comparables	EV Multiples Illiquidity Discount	0.69x (0.24x - 1.21x) 25%
Common Stock	$152,115	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	0.57x (0.36x - 0.82x) 0.87x (0.32x - 2.12x) 40%
Warrants	$92,348	Market and Company Comparables	EV Multiples	6.26x (1.18x - 23.19x) 6.39x (1.26x - 19.85x)
		Black-Sholes Model	Expected Volatility Implied Price	26.41% $49.37

The table above does not include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Fair Value Measurements Note.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2019 was $(4,065,049).

Glossary:

FRN—Floating Rate Note

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust